Shareholders' Equity - Summary of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of share premium [Line Items]
Beginning balance	€ 7,033	€ 7,160	€ 7,213
Share dividend	(180)	(127)	(54)
Ending balance	6,853	7,033	7,160
Common shares [member]
Disclosure of share premium [Line Items]
Beginning balance	5,380	5,507
Ending balance	5,200	5,380	5,507
Common share B [member]
Disclosure of share premium [Line Items]
Beginning balance	1,653	1,653
Ending balance	€ 1,653	€ 1,653	€ 1,653